1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Dec. 2017 note (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Allowance for doubtful accounts	$ 17,014		$ 17,014	$ 0
Indefinite lived trade name	69,300		69,300	69,300
Advertising and marketing expense	$ 60,538	$ 101,878	$ 375,499	$ 402,402
Risk free interest rate minimum	0.85%		0.85%
Risk free interest rate maximum	1.41%		1.41%
Risk free interest rate		0.97%		0.97%
Dividend yield	0.00%		0.00%
Expected life	2 years		2 years
Volatility rate minimum	43.00%		43.00%
Volatility rate maximum	137.00%		137.00%
Weighted average number of shares outstanding	35,812,952	35,037,900	35,361,321	31,626,189
Antidilutive shares excluded from computation of EPS	3,430,646	2,350,346	2,817,146	2,200,346
Warrant [Member]
Antidilutive shares excluded from computation of EPS	350,000	150,000
Tax Coach Software, LLC [Member] | Trade Names [Member]
Indefinite lived trade name	$ 69,300		$ 69,300
Tax Coach Software, LLC [Member] | Customer Relationships [Member]
Finite lived intangible assets	44,900		44,900
Amortization expense	2,806	$ 2,806	11,225	$ 11,225
Accumulated amortization	25,256		22,450	11,225
Tax Coach Software, LLC [Member] | Proprietary Content [Member]
Finite lived intangible assets	525,100		525,100
Amortization expense	16,410	16,410	65,638	65,638
Accumulated amortization	147,686		131,276	65,638
Tax Coach Software, LLC [Member] | Noncompete Agreements [Member]
Finite lived intangible assets	26,300		26,300
Amortization expense	1,315	$ 1,315	5,260	5,260
Accumulated amortization	$ 11,835		$ 10,520	$ 5,260